Jun-08-04 14:08 From- T-945 P.003/003 F-398

Manager
Securities Operations

04020705

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

1-13071

CERTNYS

NYSE

JUN 8 2004

June 8, 2004

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
JUN 09 2004
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Hanover Compressor Company, $200,000,000 9% Senior Notes due 2014 fully and unconditionally guaranteed by Hanover Compression Limited Partnership and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on June 8, 2004. Tentative listing date – June 10, 2004.

Sincerely,

[signature]